UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD INVESTMENT FUNDS

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1.	Reports to Shareholders.

2

Brookfield Investment Management
2014
SEMI-ANNUAL REPORT
June 30, 2014
Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield U.S. Listed Real Estate Fund

IN PROFILE
Brookfield Asset Management Inc. is a global alternative asset manager with over $200 billion in assets under management as of June 30, 2014. Brookfield has over a 100-year history of owning and operating assets with a focus on property, renewable power, infrastructure and private equity. The company offers a range of public and private investment products and services, which leverage its expertise and experience and provide it with a competitive advantage in the markets where it operates. On behalf of its clients, Brookfield is also an active investor in the public securities markets, where its experience extends over 30 years. Over this time, the company has successfully developed several investment operations and built expertise in the management of institutional portfolios, retail mutual funds, and structured product investments.
Brookfield’s public market activities are conducted by Brookfield Investment Management, a registered investment adviser. These activities complement Brookfield’s core competencies and include global listed real estate and infrastructure equities, corporate and securitized credit strategies. Headquartered in New York, NY, Brookfield Investment Management maintains offices and investment teams in Toronto, Chicago, Boston and London and has over $16 billion of assets under management as of June 30, 2014.

This report is for shareholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED
© Copyright 2014. Brookfield Investment Management Inc.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Stockholders

Dear Shareholders,
I am pleased to provide the Semi-Annual Report for Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund‟), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund‟) and Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund‟) (each a “Fund” and, collectively, the “Funds”) for the six-month period ended June 30, 2014.
Following a mixed year of capital market performance during 2013, in which the positive catalyst of an improving economic environment benefited equity markets while concerns over rising interest rates challenged the fixed income market, the first few months of 2014 witnessed a shift in trend. Several competing factors impacted investor sentiment over the period, leading to alternating periods of optimism and doubt. The year began slowly, with extreme winter weather conditions in the U.S. weighing on the economy. However, these concerns began to subside in the second quarter and equity markets began to regain momentum, as economic data-points demonstrated signs of renewed strength. Accordingly, while the U.S. economy contracted by nearly 3% during the first quarter, investors remained focused on the forward outlook for growth.
Within this environment, the 10-year U.S. Treasury rate declined by 51 basis points (0.51)%, ending the period at 2.53%. Recent announcements and policy activity by central banks across the globe indicate that interest rates are likely to remain low in the near term, particularly as the global economic recovery gains traction. Accordingly, we expect the current low yield, low growth environment should continue to benefit income-producing asset classes, particularly those instruments which offer exposure to the broader economy as well as the potential for an attractive combination of yield, stability and growth.
We are encouraged by the continued growth in our Funds. As we approach our 3 year track record we expect to receive additional attention by various investors and research groups. We hope this will result in additional growth and have a positive impact for all shareholders in the Funds.
In addition to performance information, this report provides the Funds’ unaudited financial statements as of June 30, 2014.
We are saddened to report the passing of Rodman Drake. Our thoughts are with Rod’s family and we are very sorry for their loss. As Chairman of our Board, Rod led us for many years and we are extremely grateful for his guidance and support. Rod was a great leader and friend. He will be missed.
We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfieldim.com for more information. Thank you for your support.
Sincerely,
Brian F. Hurley
President
These views represent the opinions of Brookfield Investment Management Inc. and are not intended to predict or depict the performance of any investment. These views are as of the close of business on June 30, 2014 and subject to change based on subsequent developments.
Must be preceded or accompanied by a prospectus.
2014 Semi-Annual Report1

Letter to Stockholders (continued)

Mutual fund investing involves risk. Principal loss is possible. Investors should be aware of the risks involved with investing in a fund concentrating in REITs and real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Investments in infrastructure entities involve greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Investments in foreign securities and emerging markets involve greater volatility and political, economic and currency risks and differences in accounting methods. Investing is small and mid-cap companies involve additional risks such as limited liquidity and greater volatility. Investments in MLPs could involve certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. Using derivatives exposes the Funds to additional risks, may increase the volatility of the Fund's net asset value and may not provide the result intended.
Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds. An ETN may be influenced by time to maturity, level of supply & demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events.
Quasar Distributors, LLC is the distributor of Brookfield Investment Funds.
2Brookfield Investment Management Inc.

About Your Fund’s Expenses  (Unaudited)

As a shareholder of a fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Fund Return
The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses, which is not the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and the other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in shareholders’ reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.
	Annualized Expense Ratio	Beginning Account Value (01/01/14)	Ending Account Value (06/30/14)	Expenses Paid During Period (01/01/14– 06/30/14) (1)
INFRASTRUCTURE FUND
Actual
Class A Shares	1.35%	$1,000.00	$1,154.90	$ 7.21
Class C Shares	2.10%	1,000.00	1,150.40	11.20
Class Y Shares	1.10%	1,000.00	1,156.70	5.88
Class I Shares	1.10%	1,000.00	1,156.50	5.88
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.10	6.76
Class C Shares	2.10%	1,000.00	1,014.38	10.49
Class Y Shares	1.10%	1,000.00	1,019.34	5.51
Class I Shares	1.10%	1,000.00	1,019.34	5.51
2014 Semi-Annual Report3

About Your Fund’s Expenses  (Unaudited)

	Annualized Expense Ratio	Beginning Account Value (01/01/14)	Ending Account Value (06/30/14)	Expenses Paid During Period (01/01/14– 06/30/14) (1)
GLOBAL REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,150.10	$ 6.40
Class C Shares	1.95%	1,000.00	1,145.70	10.37
Class Y Shares	0.95%	1,000.00	1,151.90	5.07
Class I Shares	0.95%	1,000.00	1,152.00	5.07
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.84	6.01
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class Y Shares	0.95%	1,000.00	1,020.08	4.76
Class I Shares	0.95%	1,000.00	1,020.08	4.76

U.S. REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,178.70	$ 6.48
Class C Shares	1.95%	1,000.00	1,175.10	10.52
Class Y Shares	0.95%	1,000.00	1,180.60	5.14
Class I Shares	0.95%	1,000.00	1,180.60	5.14
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.84	6.01
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class Y Shares	0.95%	1,000.00	1,020.08	4.76
Class I Shares	0.95%	1,000.00	1,020.08	4.76
(1) Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect a six-month period).
4Brookfield Investment Management Inc.

Fund Performance   (Unaudited)
All Periods Ended June 30, 2014

Average Annual Total Returns	Six Months	One Year	Since Inception
INFRASTRUCTURE FUND
Class A Shares (excluding sales charge)	15.49%	30.87%	22.48% [2]
Class A Shares (including sales charge)	10.03%	24.66%	20.10% [2]
Class C Shares (excluding sales charge)	15.04%	29.88%	20.68% [3]
Class C Shares (including sales charge)	14.04%	28.88%	20.68% [3]
Class Y Shares	15.67%	31.23%	22.61% [1]
Class I Shares	15.65%	31.20%	22.64% [1]
Dow Jones Brookfield Global Infrastructure Composite Index[6]	16.30%	27.24%	20.49% [5]
GLOBAL REAL ESTATE FUND
Class A Shares (excluding sales charge)	15.01%	18.74%	16.31% [3]
Class A Shares (including sales charge)	9.55%	13.12%	13.71% [3]
Class C Shares (excluding sales charge)	14.57%	17.89%	15.45% [3]
Class C Shares (including sales charge)	13.57%	16.89%	15.45% [3]
Class Y Shares	15.19%	19.05%	20.54% [1]
Class I Shares	15.20%	19.06%	20.51% [1]
FTSE EPRA/NAREIT Developed Index[7]	12.21%	14.38%	17.63% [5]
U.S. REAL ESTATE FUND
Class A Shares (excluding sales charge)	17.87%	N/A	19.79% [4]
Class A Shares (including sales charge)	12.32%	N/A	14.08% [4]
Class C Shares (excluding sales charge)	17.51%	N/A	19.37% [4]
Class C Shares (including sales charge)	16.51%	N/A	18.37% [4]
Class Y Shares	18.06%	N/A	20.00% [4]
Class I Shares	18.06%	N/A	20.00% [4]
MSCI U.S. REIT Total Return Index[8]	7.00%	N/A	16.85% [5]
[1]	Operations commenced for these Classes on December 1, 2011.
[2]	Operations commenced for these Classes on December 29, 2011.
[3]	Operations commenced for these Classes on May 1, 2012.
[4]	Operations commenced for these Classes on December 11, 2013.
[5]	Returns for all indices references Class I's inception date.
[6]	The Dow Jones Brookfield Global Infrastructure Composite Index was created on July 1, 2008 and is comprised of infrastructure companies with at least 70% of its annual cash flows derived from owning and operating infrastructure assets. The Index is maintained by Dow Jones Indexes. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.
[7]	The FTSE EPRA/NAREIT Developed Index is calculated by the FTSE Group. Performance is calculated by price, total return and net total return and the Index is calculated daily. Constituents must meet minimum market capitalization, liquidity requirements, and real estate activity requirements in order to be included within the Index. North American and Asian companies must be of a minimum of US$200 million in market capitalization with liquidity of US$100 million. European companies are bound by €50 million market cap minimum and liquidity of €25 million. The Index is unmanaged and, unlike the Fund is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.
[8]	The MSCI U.S. REIT Total Return Index is a total return market capitalization-weighted index which prices once per day after market close. It is calculated by MSCI and is composed of equity REITs that are included in the MSCI U.S. Investable Market 2500. The Index does not reflect deduction for fees, expenses or taxes. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.
2014 Semi-Annual Report5

Fund Performance   (Unaudited)
All Periods Ended June 30, 2014

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855.244.4859. The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days. Performance data does not reflect the imposition of the redemption fee and if it had, performance would have been lower. Performance shown including sales charge reflects the Class A maximum sales charge of 4.75% and the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance data excluding sales charge does not reflect the deduction of the sales charge or CDSC and if reflected, the sales charge or fee would reduce the performance quoted.
Investment performance reflects fee waivers, expenses and reimbursements in effect. In the absence of such waivers, total return and NAV would be reduced.
6Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Portfolio Characteristics  (Unaudited)
June 30, 2014

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	51.1%
Canada	10.7%
Italy	6.1%
China	5.8%
France	4.5%
Spain	4.0%
United Kingdom	3.7%
Brazil	3.1%
Australia	2.9%
Japan	2.0%
Switzerland	1.9%
Hong Kong	1.2%
Mexico	0.4%
Other Assets in Excess of Liabilities	2.6%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Pipelines	33.9%
Midstream	14.1%
Toll Roads	12.4%
Communications	12.3%
Water	5.3%
Other	5.2%
Gas Utilities	5.1%
Electric Utilities & Generation	3.0%
Rail	3.0%
Airports	1.9%
Ports	1.2%
Other Assets in Excess of Liabilities	2.6%
Total	100.0%

TOP TEN HOLDINGS
American Tower Corp.	5.7%
Enbridge, Inc.	4.6%
Spectra Energy Corp.	4.4%
Kinder Morgan Energy Partners LP	4.0%
Sempra Energy	3.2%
Ferrovial SA	3.2%
Atlantia SpA	3.2%
SBA Communications Corp.	3.0%
Kansas City Southern	3.0%
The Williams Companies, Inc.	3.0%
2014 Semi-Annual Report7

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
June 30, 2014

	Shares	Value
COMMON STOCKS – 97.4%
AUSTRALIA – 2.9%
Electric Utilities & Generation – 1.0%
Origin Energy Limited	320,900	$ 4,423,154
Toll Roads – 1.9%
Transurban Group	1,233,060	8,592,524
Total AUSTRALIA		13,015,678
BRAZIL – 3.1%
Toll Roads – 1.9%
CCR SA	1,061,051	8,668,032
Water – 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo	490,100	5,253,872
Total BRAZIL		13,921,904
CANADA – 10.7%
Pipelines – 10.7%
Enbridge, Inc.	441,000	20,924,821
Inter Pipeline Ltd.	215,300	6,682,663
Pembina Pipeline Corp.	145,300	6,251,556
TransCanada Corp.	187,200	8,935,004
Veresen, Inc.	302,800	5,320,744
Total Pipelines		48,114,788
Total CANADA		48,114,788
CHINA – 5.8%
Gas Utilities – 1.5%
ENN Energy Holdings Ltd.	906,200	6,507,162
Pipelines – 3.9%
Beijing Enterprises Holdings Ltd.	943,300	8,929,174
Kunlun Energy Company Ltd	5,326,300	8,780,737
Total Pipelines		17,709,911
Toll Roads – 0.4%
Zhejiang Expressway Company Ltd.	1,731,400	1,753,553
Total CHINA		25,970,626
FRANCE – 4.5%
Communications – 1.6%
Eutelsat Communications SA	212,500	7,384,312
Electric Utilities & Generation – 2.0%
GDF Suez	321,400	8,855,072
Toll Roads – 0.9%
Vinci SA	55,100	4,119,209
Total FRANCE		20,358,593
HONG KONG – 1.2%
Ports – 1.2%
COSCO Pacific Ltd.	3,834,900	5,314,927
Total HONG KONG		5,314,927

See Notes to Financial Statements.
8Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2014

	Shares	Value
COMMON STOCKS (continued)
ITALY – 6.1%
Pipelines – 2.9%
Snam Rete Gas SpA	2,145,534	$ 12,922,396
Toll Roads – 3.2%
Atlantia SpA	510,900	14,554,502
Total ITALY		27,476,898
JAPAN – 2.0%
Gas Utilities – 2.0%
Tokyo Gas Company Ltd.	1,531,500	8,945,966
Total JAPAN		8,945,966
MEXICO – 0.4%
Pipelines – 0.4%
Infraestructura Energetica Nova SAB de CV	360,100	1,997,919
Total MEXICO		1,997,919
SPAIN – 4.0%
Toll Roads – 4.0%
Ferrovial SA	655,100	14,596,252
Obrascon Huarte Lain SA	83,100	3,646,896
Total Toll Roads		18,243,148
Total SPAIN		18,243,148
SWITZERLAND – 1.9%
Airports – 1.9%
Flughafen Zuerich AG	13,987	8,592,888
Total SWITZERLAND		8,592,888
UNITED KINGDOM – 3.7%
Other – 1.0%
Royal Mail PLC	520,900	4,445,305
Water – 2.7%
Pennon Group PLC	400,000	5,376,476
United Utilities Group PLC	445,600	6,724,131
Total Water		12,100,607
Total UNITED KINGDOM		16,545,912
UNITED STATES – 51.1%
Communications – 10.7%
American Tower Corp.	287,222	25,844,235
Crown Castle International Corp.	118,500	8,799,810
SBA Communications Corp. [1]	132,900	13,595,670
Total Communications		48,239,715
Gas Utilities – 1.6%
NiSource, Inc.	190,100	7,478,534
Midstream – 14.1%
Access Midstream Partners LP	141,300	8,979,615
Atlas Pipeline Partners LP [1]	129,900	4,468,560
Crestwood Equity Partners LP	365,100	5,429,037
EQT Midstream Partners LP	59,500	5,756,030

See Notes to Financial Statements.
2014 Semi-Annual Report9

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2014

	Shares	Value
COMMON STOCKS (continued)
Kinder Morgan Energy Partners LP	217,100	$ 17,847,791
MarkWest Energy Partners LP	106,100	7,594,638
The Williams Companies, Inc.	228,600	13,306,806
Total Midstream		63,382,477
Other – 4.2%
EV Energy Partners LP	113,700	4,504,794
Teekay Corp.	89,000	5,540,250
Waste Connections, Inc.	185,800	9,020,590
Total Other		19,065,634
Pipelines – 16.0%
El Paso Pipeline Partners LP	120,500	4,365,715
Energy Transfer Equity LP	143,500	8,457,890
Enterprise Products Partners LP	153,700	12,033,173
Plains All American Pipeline LP	74,500	4,473,725
SemGroup Corp.	107,300	8,460,605
Sempra Energy	139,400	14,596,574
Spectra Energy Corp.	461,600	19,608,768
Total Pipelines		71,996,450
Rail – 3.0%
Kansas City Southern	125,200	13,460,252
Water – 1.5%
American Water Works Company Inc. [1]	135,800	6,715,310
Total UNITED STATES		230,338,372
Total COMMON STOCKS (Cost $350,373,078)		438,837,619
Total Investments – 97.4% (Cost $350,373,078)		438,837,619
Other Assets in Excess of Liabilities – 2.6%		11,856,420
TOTAL NET ASSETS – 100.0%		$450,694,039

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Non-income producing security.

See Notes to Financial Statements.
10Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Portfolio Characteristics  (Unaudited)
June 30, 2014

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	44.4%
Australia	16.6%
Hong Kong	9.2%
Germany	5.1%
Japan	5.1%
United Kingdom	3.0%
France	2.9%
Singapore	2.7%
Russia	2.3%
Norway	1.5%
Austria	1.1%
Brazil	1.0%
New Zealand	0.9%
Other Assets in Excess of Liabilities	4.2%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Retail	21.3%
Office	15.0%
Real Estate - Diversified	14.5%
Residential	10.7%
Healthcare	5.5%
Regional Malls	4.6%
Self Storage	3.1%
Industrial	2.9%
Hotel	2.6%
Strip Centers	2.6%
Real Estate Operator/Developer	2.4%
Mixed	2.1%
Timber	1.9%
Developer - Office	1.8%
Home Builders	1.5%
Triple Net Lease	1.4%
Developer - Residential	1.0%
Specialty	0.9%
Other Assets in Excess of Liabilities	4.2%
Total	100.0%

TOP TEN HOLDINGS
Scentre Group	7.1%
Westfield Corp.	5.7%
Sun Hung Kai Properties Ltd.	4.8%
Ventas, Inc.	3.7%
Mitsubishi Estate Company Ltd.	3.6%
Iron Mountain, Inc.	3.1%
AvalonBay Communities, Inc.	2.7%
Equity Residential	2.7%
Highwoods Properties, Inc.	2.7%
CBL & Associates Properties, Inc.	2.7%
2014 Semi-Annual Report11

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2014

	Shares	Value
COMMON STOCKS – 95.8%
AUSTRALIA – 16.6%
Industrial – 1.6%
Goodman Group	359,300	$ 1,710,625
Real Estate - Diversified – 2.2%
Dexus Property Group	2,232,300	2,336,377
Retail – 12.8%
Scentre Group [1]	2,520,473	7,605,388
Westfield Corp.	913,000	6,155,540
Total Retail		13,760,928
Total AUSTRALIA		17,807,930
AUSTRIA – 1.1%
Residential – 1.1%
Conwert Immobilien Invest SE	96,900	1,150,044
Total AUSTRIA		1,150,044
BRAZIL – 1.0%
Retail – 1.0%
Multiplan Empreendimentos Imobiliarios SA	47,700	1,113,971
Total BRAZIL		1,113,971
FRANCE – 2.9%
Real Estate - Diversified – 2.0%
Unibail-Rodamco SE	7,300	2,124,376
Retail – 0.9%
Mercialys SA	41,280	962,051
Total FRANCE		3,086,427
GERMANY – 5.1%
Mixed – 1.2%
DIC Asset AG	120,377	1,318,057
Office – 1.9%
Alstria Office REIT - AG	153,292	2,030,180
Real Estate Operator/Developer – 1.5%
Leg Immobilien AG	23,300	1,567,464
Residential – 0.5%
GAGFAH SA [1]	30,200	549,299
Total GERMANY		5,465,000
HONG KONG – 9.2%
Developer - Residential – 1.0%
Henderson Land Development Company Ltd.	176,490	1,032,923
Office – 1.3%
Hongkong Land Holdings Ltd.	215,700	1,439,511
Real Estate - Diversified – 5.7%
Hysan Development Company Ltd.	209,600	981,690
Sun Hung Kai Properties Ltd. [1]	374,651	5,140,964
Total Real Estate - Diversified		6,122,654

See Notes to Financial Statements.
12Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2014

	Shares	Value
COMMON STOCKS (continued)
Retail – 1.2%
Wharf Holdings Ltd.	174,000	$ 1,252,943
Total HONG KONG		9,848,031
JAPAN – 5.1%
Home Builders – 1.5%
Sekisui House Ltd.	116,700	1,601,414
Office – 3.6%
Mitsubishi Estate Company Ltd.	155,155	3,833,184
Total JAPAN		5,434,598
NEW ZEALAND – 0.9%
Real Estate Operator/Developer – 0.9%
Precinct Properties New Zealand Ltd.	1,038,400	977,454
Total NEW ZEALAND		977,454
NORWAY – 1.5%
Real Estate - Diversified – 1.5%
Norwegian Property ASA [1]	1,309,184	1,611,441
Total NORWAY		1,611,441
RUSSIA – 2.3%
Retail – 2.3%
Atrium European Real Estate Ltd.	407,363	2,434,249
Total RUSSIA		2,434,249
SINGAPORE – 2.7%
Developer - Office – 1.8%
Keppel Land Ltd.	720,900	1,955,458
Retail – 0.9%
CapitaMall Trust	585,300	927,739
Total SINGAPORE		2,883,197
UNITED KINGDOM – 3.0%
Real Estate - Diversified – 0.8%
Land Securities Group PLC	49,700	881,182
Retail – 2.2%
Hammerson PLC [1]	234,800	2,329,856
Total UNITED KINGDOM		3,211,038
UNITED STATES – 44.4%
Healthcare – 5.5%
HCP, Inc.	45,500	1,882,790
Ventas, Inc.	61,900	3,967,790
Total Healthcare		5,850,580
Hotel – 2.6%
Host Hotels & Resorts, Inc.	84,000	1,848,840
Hyatt Hotels Corp. [1]	15,700	957,386
Total Hotel		2,806,226
Industrial – 1.3%
DCT Industrial Trust, Inc.	166,400	1,366,144

See Notes to Financial Statements.
2014 Semi-Annual Report13

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2014

	Shares	Value
COMMON STOCKS (continued)
Mixed – 0.9%
Liberty Property Trust	25,800	$ 978,594
Office – 8.2%
Brandywine Realty Trust	94,400	1,472,640
Douglas Emmett, Inc.	66,850	1,886,507
DuPont Fabros Technology, Inc.	41,300	1,113,448
Highwoods Properties, Inc.	69,200	2,902,940
SL Green Realty Corp.	13,200	1,444,212
Total Office		8,819,747
Real Estate - Diversified – 2.3%
Vornado Realty Trust	22,600	2,412,098
Regional Malls – 4.6%
CBL & Associates Properties, Inc.	152,200	2,891,800
Simon Property Group, Inc.	12,200	2,028,616
Total Regional Malls		4,920,416
Residential – 9.1%
AvalonBay Communities, Inc. [1]	20,700	2,943,333
Camden Property Trust	20,500	1,458,575
Equity Residential	46,100	2,904,300
Mid-America Apartment Communities Inc.	33,500	2,447,175
Total Residential		9,753,383
Self Storage – 3.1%
Iron Mountain, Inc.	94,385	3,345,948
Specialty – 0.9%
CBS Outdoor America, Inc.	29,700	970,596
Strip Centers – 2.6%
Brixmor Property Group, Inc.	40,100	920,295
DDR Corp.	52,900	932,627
Washington Prime Group, Inc. [1]	51,400	963,236
Total Strip Centers		2,816,158
Timber – 1.9%
Weyerhaeuser Co.	63,000	2,084,670
Triple Net Lease – 1.4%
American Realty Capital Properties, Inc.	115,924	1,452,528
Total UNITED STATES		47,577,088
Total COMMON STOCKS (Cost $91,198,925)		102,600,468

See Notes to Financial Statements.
14Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2014

	Shares	Value
WARRANTS – 0.0%
HONG KONG – 0.0%
Real Estate - Diversified – 0.0%
Sun Hung Kai Properties Ltd. Expiration: April 2016 Exercise Price: HKD 98.60	30,670	$ 40,047
Total HONG KONG (Cost – $0)		40,047
Total WARRANTS (Cost – $0)		40,047
Total Investments – 95.8% (Cost $91,198,925)		102,640,515
Other Assets in Excess of Liabilities – 4.2%		4,455,744
TOTAL NET ASSETS – 100.0%		$107,096,259

HKD	— Hong Kong Dollar

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Non-income producing security.

See Notes to Financial Statements.
2014 Semi-Annual Report15

Brookfield U.S. Listed Real Estate Fund
Portfolio Characteristics  (Unaudited)
June 30, 2014

ASSET ALLOCATION BY SECTOR
Residential	18.7%
Office	18.2%
Healthcare	13.4%
Regional Malls	10.9%
Strip Centers	6.8%
Self Storage	6.2%
Hotel	4.4%
Real Estate - Diversified	4.4%
Industrial	4.0%
Timber	3.7%
Triple Net Lease	3.0%
Mixed	2.9%
Specialty	2.0%
Other Assets in Excess of Liabilities	1.4%
Total	100.0%

TOP TEN HOLDINGS
Ventas, Inc.	8.1%
AvalonBay Communities, Inc.	6.9%
Iron Mountain, Inc.	6.2%
CBL & Associates Properties, Inc.	5.9%
HCP, Inc.	5.2%
Simon Property Group, Inc.	5.0%
Highwoods Properties, Inc.	5.0%
Equity Residential	4.9%
Vornado Realty Trust	4.4%
DCT Industrial Trust, Inc.	4.0%
16Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2014

	Shares	Value
COMMON STOCKS – 98.6%
UNITED STATES – 98.6%
Healthcare – 13.4%
HCP, Inc.	38,000	$ 1,572,440
Ventas, Inc.	38,000	2,435,800
Total Healthcare		4,008,240
Hotel – 4.4%
Host Hotels & Resorts, Inc.	39,700	873,797
Hyatt Hotels Corp. [1]	7,200	439,056
Total Hotel		1,312,853
Industrial – 4.0%
DCT Industrial Trust, Inc.	146,900	1,206,049
Mixed – 2.9%
Liberty Property Trust	23,000	872,390
Office – 18.2%
Brandywine Realty Trust	57,600	898,560
Douglas Emmett, Inc.	35,600	1,004,632
DuPont Fabros Technology, Inc.	44,500	1,199,720
Highwoods Properties, Inc.	35,600	1,493,420
SL Green Realty Corp.	8,000	875,280
Total Office		5,471,612
Real Estate - Diversified – 4.4%
Vornado Realty Trust	12,400	1,323,452
Regional Malls – 10.9%
CBL & Associates Properties, Inc.	92,800	1,763,200
Simon Property Group, Inc.	9,000	1,496,520
Total Regional Malls		3,259,720
Residential – 18.7%
AvalonBay Communities, Inc. [1]	14,500	2,061,755
Camden Property Trust	12,400	882,260
Equity Residential	23,500	1,480,500
Mid-America Apartment Communities Inc.	16,400	1,198,020
Total Residential		5,622,535
Self Storage – 6.2%
Iron Mountain, Inc.	52,400	1,857,580
Specialty – 2.0%
CBS Outdoor America, Inc.	18,000	588,240
Strip Centers – 6.8%
Brixmor Property Group, Inc.	38,500	883,575
DDR Corp.	32,700	576,501
Washington Prime Group, Inc. [1]	30,600	573,444
Total Strip Centers		2,033,520
Timber – 3.7%
Weyerhaeuser Co.	33,600	1,111,824

See Notes to Financial Statements.
2014 Semi-Annual Report17

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2014

	Shares	Value
COMMON STOCKS (continued)
Triple Net Lease – 3.0%
American Realty Capital Properties, Inc.	72,906	$ 913,512
Total UNITED STATES		29,581,527
Total COMMON STOCKS (Cost $26,075,980)		29,581,527
Total Investments – 98.6% (Cost $26,075,980)		29,581,527
Other Assets in Excess of Liabilities – 1.4%		415,097
TOTAL NET ASSETS – 100.0%		$ 29,996,624

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Non-income producing security.

See Notes to Financial Statements.
18Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2014

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund
Assets:
Investments in securities, at value (Note 2)	$438,837,619	$102,640,515	$29,581,527
Cash	—	—	282,617
Foreign currency	—	598,168	—
Dividends receivable	8,080,449	1,221,954	106,707
Receivable for investments sold	52,924,600	31,018,430	—
Receivable for fund shares sold	1,907,634	586,208	—
Net receivable from Adviser	—	—	24,299
Deferred offering costs	—	—	22,465
Prepaid expenses	32,679	24,361	58,840
Total assets	501,782,981	136,089,636	30,076,455
Liabilities:
Payable for investments purchased	—	887,613	—
Payable for fund shares purchased	110,965	24,499	—
Payable to custodian	50,311,330	27,907,528	—
Distribution fee payable	154,818	6,200	8
Income dividend payable	537	—	—
Investment advisory fee payable	307,375	70,682	—
Administration fee payable	59,743	18,949	—
Trustees' fee payable	3,750	3,750	3,750
Accrued organizational costs	—	—	2,358
Accrued offering costs	—	—	14,710
Accrued expenses	140,424	74,156	59,005
Total liabilities	51,088,942	28,993,377	79,831
Net Assets	$450,694,039	$107,096,259	$29,996,624
Composition of Net Assets:
Paid-in capital (Note 6)	$340,194,053	$ 90,042,447	$25,395,257
Distributions in excess of net investment income	(1,652,377)	(61,933)	(43,055)
Accumulated net realized gain on investment transactions and foreign currency translations	23,621,304	5,704,845	1,138,875
Net unrealized appreciation on investments and foreign currency	88,531,059	11,410,900	3,505,547
Net assets applicable to capital shares outstanding	$450,694,039	$107,096,259	$29,996,624
Total investments at cost	$350,373,078	$ 91,198,925	$26,075,980
Foreign currency at cost	$ —	$ 595,059	$ —
Net Assets
Class A Shares — Net Assets	$137,991,524	$ 9,409,369	$ 1,198
Shares outstanding	8,671,434	696,431	101
Net asset value and redemption price per share	$ 15.91	$ 13.51	$ 11.82*
Offering price per share based on a maximum sales charge of 4.75%	$ 16.70	$ 14.18	$ 12.41
Class C Shares — Net Assets	$ 26,941,908	$ 2,575,148	$ 1,194
Shares outstanding	1,708,379	191,235	101
Net asset value and redemption price per share	$ 15.77	$ 13.47	$ 11.82
Class Y Shares — Net Assets	$141,448,565	$ 69,479,534	$ 1,200
Shares outstanding	8,876,066	5,132,566	102
Net asset value and redemption price per share	$ 15.94	$ 13.54	$ 11.82*
Class I Shares — Net Assets	$144,312,042	$ 25,632,208	$29,993,032
Shares outstanding	9,047,080	1,895,017	2,538,152
Net asset value and redemption price per share	$ 15.95	$ 13.53	$ 11.82

*	Net asset value does not recalculate due to fractional shares outstanding.

See Notes to Financial Statements.
2014 Semi-Annual Report19

BROOKFIELD INVESTMENT FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2014

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund
Investment Income:
Dividends	$ 5,671,414	$ 2,764,272	$ 364,672
Foreign withholding tax	(477,330)	(167,503)	—
Total investment income	5,194,084	2,596,769	364,672
Expenses:
Investment advisory fees (Note 3)	1,765,925	530,781	103,017
Administration fees (Note 3)	311,634	106,156	20,603
Distribution fees — Class A	144,099	7,947	2
Distribution fees — Class C	95,333	7,914	5
Fund accounting fees	85,763	43,533	37,455
Transfer agent fees	62,636	30,408	27,231
Legal fees	50,491	14,825	6,679
Custodian fees	41,440	27,353	4,093
Registration fees	32,380	21,810	16,718
Insurance	23,152	5,797	—
Trustees' fees	22,571	22,500	24,874
Audit and tax services	21,359	20,046	30,319
Reports to shareholders	21,227	6,660	3,140
Miscellaneous	10,991	4,542	4,849
Offering fees	—	—	24,795
Total operating expenses	2,689,001	850,272	303,780
Less expenses reimbursed by the investment adviser (Note 3)	(164,271)	(162,088)	(173,284)
Net expenses	2,524,730	688,184	130,496
Net investment income	2,669,354	1,908,585	234,176
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Foreign Currency Translations:
Net realized gain (loss) on:
Investments	21,101,522	6,920,915	1,140,827
Foreign currency transactions	(235,825)	(65,969)	—
Net realized gain	20,865,697	6,854,946	1,140,827
Net change in unrealized appreciation (depreciation) on:
Investments	40,078,621	10,882,669	3,210,128
Foreign currency translations	60,097	(30,535)	—
Net change in unrealized appreciation	40,138,718	10,852,134	3,210,128
Net realized and unrealized gain	61,004,415	17,707,080	4,350,955
Net increase in net assets resulting from operations	$63,673,769	$19,615,665	$4,585,131

See Notes to Financial Statements.
20Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets

Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase in Net Assets Resulting from Operations:
Net investment income	$ 2,669,354	$ 3,779,084	$ 1,908,585	$ 1,484,707
Net realized gain on investments, foreign currency and foreign currency translations	20,865,697	6,409,677	6,854,946	3,622,176
Net unrealized appreciation (depreciation) on investments, foreign currency and foreign currency translations	40,138,718	41,563,851	10,852,134	(2,827,513)
Net increase in net assets resulting from operations	63,673,769	51,752,612	19,615,665	2,279,370
Distributions to Shareholders:
From net investment income:
Class A shares	(1,202,028)	(1,182,363)	(64,922)	(68,747)
Class C shares	(148,474)	(104,963)	(12,671)	(7,457)
Class Y shares	(1,255,609)	(808,000)	(628,163)	(535,110)
Class I shares	(1,720,402)	(2,757,379)	(490,876)	(1,425,136)
From net realized gain on investments:
Class A shares	—	(799,350)	—	(176,957)
Class C shares	—	(118,438)	—	(32,633)
Class Y shares	—	(577,619)	—	(1,666,498)
Class I shares	—	(1,416,412)	—	(2,711,697)
Total distributions paid	(4,326,513)	(7,764,524)	(1,196,632)	(6,624,235)
Capital Share Transactions (Note 5):
Proceeds from shares sold	128,695,742	280,609,570	22,130,252	120,730,845
Reinvestment of distributions	3,788,533	7,099,249	1,117,466	6,408,539
Cost of shares redeemed	(121,983,900)	(71,662,604)	(61,892,140)	(33,219,288)
Redemption fees	20,152	28,172	5,894	7,213
Net increase (decrease) in capital share transactions	10,520,527	216,074,387	(38,638,528)	93,927,309
Total increase in net assets	69,867,783	260,062,475	(20,219,495)	89,582,444
Net Assets:
Beginning of period	380,826,256	120,763,781	127,315,754	37,733,310
End of period	$ 450,694,039	$380,826,256	$107,096,259	$127,315,754
(including undistributed (distributions in excess of) net investment income)	$ (1,652,377)	$ 4,782	$ (61,933)	$ (773,886)

See Notes to Financial Statements.
2014 Semi-Annual Report21

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets (continued)

U.S. Real Estate Fund
	For the Six Months Ended June 30, 2014 (Unaudited)	For the Period December 11, 2013[1] through December 31, 2013
Increase in Net Assets Resulting from Operations:
Net investment income	$ 234,176	$ 100,071
Net realized gain on investments	1,140,827	12,003
Net unrealized appreciation on investments	3,210,128	295,419
Net increase in net assets resulting from operations	4,585,131	407,493
Distributions to Shareholders:
From net investment income:
Class A shares	(9)	(5)
Class C shares	(6)	(5)
Class Y shares	(11)	(5)
Class I shares	(277,205)	(136,870)
Total distributions paid	(277,231)	(136,885)
Capital Share Transactions (Note 5):
Proceeds from shares sold	—	25,004,000
Reinvestment of distributions	277,231	136,885
Net increase in capital share transactions	277,231	25,140,885
Total increase in net assets	4,585,131	25,411,493
Net Assets:
Beginning of period	25,411,493	—
End of period	$29,996,624	$25,411,493
(including distributions in excess of net investment income	$ (43,055)	$ —

[1]	Commencement of operations.

See Notes to Financial Statements.
22Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Financial Highlights

Class A	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period December 29, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 13.91	$ 11.61	$ 10.15	$ 10.13
Net investment income[2]	0.08	0.17	0.21	0.00 [3]
Net realized and unrealized gain on investment transactions	2.07	2.46	1.50	0.02
Net increase in net asset value resulting from operations	2.15	2.63	1.71	0.02
Distributions from net investment income	(0.15)	(0.22)	(0.11)	(0.00) [3]
Distributions from net realized capital gain	—	(0.11)	(0.14)	—
Total distributions paid	(0.15)	(0.33)	(0.25)	(0.00) [3]
Redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	—
Net asset value, end of period	$ 15.91	$ 13.91	$ 11.61	$ 10.15
Total Investment Return†	15.49% [4]	22.86%	16.87%	0.20% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$137,992	$104,349	$16,547	$ 2,302
Gross operating expenses	1.43% [5]	1.51%	2.16%	34.45% [5]
Net expenses, including fee waivers and reimbursement	1.35% [5]	1.35%	1.42%	1.60% [5]
Net investment income (loss)	1.17% [5]	1.30%	1.85%	(1.60)% [5]
Net investment income, excluding the effect of fee waivers and reimbursement	1.09% [5]	1.14%	1.11%	(34.45)% [5]
Portfolio turnover rate	44% [4]	64%	88%	1% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

Class C	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Period May 1, 2012[1] through December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$ 13.80	$ 11.57	$11.02
Net investment income[2]	0.04	0.08	0.10
Net realized and unrealized gain on investment transactions	2.03	2.43	0.69
Net increase in net asset value resulting from operations	2.07	2.51	0.79
Distributions from net investment income	(0.10)	(0.17)	(0.10)
Distributions from net realized capital gain	—	(0.11)	(0.14)
Total distributions paid	(0.10)	(0.28)	(0.24)
Redemption fees	0.00 [3]	0.00 [3]	—
Net asset value, end of period	$ 15.77	$ 13.80	$11.57
Total Investment Return†	15.04% [4]	21.85%	7.19% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$26,942	$15,378	$ 829
Gross operating expenses	2.18% [5]	2.26%	2.63% [5]
Net expenses, including fee waivers and reimbursement	2.10% [5]	2.10%	2.13% [5]
Net investment income	0.50% [5]	0.58%	1.67% [5]
Net investment income, excluding the effect of fee waivers and reimbursement	0.42% [5]	0.42%	0.17% [5]
Portfolio turnover rate	44% [4]	64%	88% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
2014 Semi-Annual Report23

Brookfield Global Listed Infrastructure Fund
Financial Highlights

Class Y	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 13.93	$ 11.62	$ 10.15	$ 10.00
Net investment income[2]	0.11	0.19	0.24	0.03
Net realized and unrealized gain on investment transactions	2.06	2.47	1.49	0.13
Net increase in net asset value resulting from operations	2.17	2.66	1.73	0.16
Distributions from net investment income	(0.16)	(0.24)	(0.12)	(0.01)
Distributions from net realized capital gain	—	(0.11)	(0.14)	—
Total distributions paid	(0.16)	(0.35)	(0.26)	(0.01)
Redemption fees	0.00 [3]	0.00 [3]	—	—
Net asset value, end of period	$ 15.94	$ 13.93	$ 11.62	$ 10.15
Total Investment Return†	15.67% [4]	23.11%	17.06%	1.58% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$141,449	$76,014	$20,300	$ 13
Gross operating expenses	1.18% [5]	1.26%	1.67%	18.59% [5]
Net expenses, including fee waivers and reimbursement	1.10% [5]	1.10%	1.13%	1.35% [5]
Net investment income	1.53% [5]	1.49%	2.86%	1.66% [5]
Net investment income, excluding the effect of fee waivers and reimbursement	1.45% [5]	1.33%	2.32%	(15.39)% [5]
Portfolio turnover rate	44% [4]	64%	88%	1% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

Class I	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 13.94	$ 11.63	$ 10.15	$ 10.00
Net investment income[2]	0.09	0.19	0.24	0.02
Net realized and unrealized gain on investment transactions	2.08	2.47	1.50	0.14
Net increase in net asset value resulting from operations	2.17	2.66	1.74	0.16
Distributions from net investment income	(0.16)	(0.24)	(0.12)	(0.01)
Distributions from net realized capital gain	—	(0.11)	(0.14)	—
Total distributions paid	(0.16)	(0.35)	(0.26)	(0.01)
Redemption fees	—	0.00 [3]	—	—
Net asset value, end of period	$ 15.95	$ 13.94	$ 11.63	$ 10.15
Total Investment Return†	15.65% [4]	23.09%	17.16%	1.58% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$144,312	$185,085	$83,088	$10,117
Gross operating expenses	1.18% [5]	1.26%	1.78%	19.53% [5]
Net expenses, including fee waivers and reimbursement	1.10% [5]	1.10%	1.17%	1.35% [5]
Net investment income	1.31% [5]	1.49%	2.06%	1.66% [5]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	1.23% [5]	1.33%	1.45%	(16.34)% [5]
Portfolio turnover rate	44% [4]	64%	88%	1% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
24Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Financial Highlights

Class A	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Period May 1, 2012[1] through December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$11.85	$11.99	$11.57
Net investment income[2]	0.20	0.21	0.14
Net realized and unrealized gain on investment transactions	1.57	0.38	1.50
Net increase in net asset value resulting from operations	1.77	0.59	1.64
Distributions from net investment income	(0.11)	(0.25)	(0.55)
Distributions from net realized capital gain	—	(0.48)	(0.67)
Total distributions paid	(0.11)	(0.73)	(1.22)
Redemption fees	0.00 [3]	0.00 [3]	—
Net asset value, end of period	$13.51	$11.85	$11.99
Total Investment Return†	15.01% [4]	4.99%	14.89% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$9,409	$4,942	$ 639
Gross operating expenses	1.43% [5]	1.66%	2.54% [5]
Net expenses, including fee waivers and reimbursement	1.20% [5]	1.20%	1.23% [5]
Net investment income	3.13% [5]	1.69%	2.08% [5]
Net investment income, excluding the effect of fee waivers and reimbursement	2.90% [5]	1.23%	0.77% [5]
Portfolio turnover rate	58% [4]	147%	106% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

Class C	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year December 31, 2013	For the Period May 1, 2012[1] through December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$11.83	$12.00	$11.57
Net investment income[2]	0.18	0.11	0.07
Net realized and unrealized gain on investment transactions	1.54	0.39	1.52
Net increase in net asset value resulting from operations	1.72	0.50	1.59
Distributions from net investment income	(0.08)	(0.19)	(0.49)
Distributions from net realized capital gain	—	(0.48)	(0.67)
Total distributions paid	(0.08)	(0.67)	(1.16)
Net asset value, end of period	$13.47	$11.83	$12.00
Total Investment Return†	14.57% [3]	4.18%	14.39% [3]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$2,575	$ 833	$ 67
Gross operating expenses	2.18% [4]	2.41%	3.55% [4]
Net expenses, including fee waivers and reimbursement	1.95% [4]	1.95%	2.04% [4]
Net investment income	2.82% [4]	0.91%	1.29% [4]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	2.59% [4]	0.45%	(0.22)% [4]
Portfolio turnover rate	58% [3]	147%	106% [3]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized.
[4]	Annualized.

See Notes to Financial Statements.
2014 Semi-Annual Report25

Brookfield Global Listed Real Estate Fund
Financial Highlights

Class Y	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 11.87	$ 12.01	$10.02	$ 10.00
Net investment income[2]	0.20	0.25	0.22	0.04
Net realized and unrealized gain on investment transactions	1.60	0.37	3.00	0.02
Net increase in net asset value resulting from operations	1.80	0.62	3.22	0.06
Distributions from net investment income	(0.13)	(0.28)	(0.56)	(0.04)
Distributions from net realized capital gain	—	(0.48)	(0.67)	—
Total distributions paid	(0.13)	(0.76)	(1.23)	(0.04)
Redemption fees	0.00 [3]	0.00 [3]	—	—
Net asset value, end of period	$ 13.54	$ 11.87	$12.01	$ 10.02
Total Investment Return†	15.19% [4]	5.20%	32.93%	0.59% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$69,480	$51,694	$9,101	$ 13
Gross operating expenses	1.18% [5]	1.41%	3.24%	25.79% [5]
Net expenses, including fee waivers and reimbursement	0.95% [5]	0.95%	1.11%	1.25% [5]
Net investment income	3.21% [5]	1.98%	3.64%	3.35% [5]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	2.98% [5]	1.52%	1.51%	(21.19)% [5]
Portfolio turnover rate	58% [4]	147%	106%	0% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

Class I	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 11.86	$ 12.00	$ 10.02	$ 10.00
Net investment income[2]	0.14	0.23	0.21	0.04
Net realized and unrealized gain on investment transactions	1.66	0.39	3.00	0.02
Net increase in net asset value resulting from operations	1.80	0.62	3.21	0.06
Distributions from net investment income	(0.13)	(0.28)	(0.56)	(0.04)
Distributions from net realized capital gain	—	(0.48)	(0.67)	—
Total distributions paid	(0.13)	(0.76)	(1.23)	(0.04)
Redemption fees	—	0.00 [3]	—	—
Net asset value, end of period	$ 13.53	$ 11.86	$ 12.00	$ 10.02
Total Investment Return†	15.20% [4]	5.20%	32.83%	0.59% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$25,632	$69,846	$27,926	$ 5,041
Gross operating expenses	1.18% [5]	1.41%	2.65%	25.79% [5]
Net expenses, including fee waivers and reimbursement	0.95% [5]	0.95%	1.05%	1.25% [5]
Net investment income	2.24% [5]	1.86%	1.81%	3.35% [5]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	2.01% [5]	1.40%	0.21%	(21.19)% [5]
Portfolio turnover rate	58% [4]	147%	106%	0% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
26Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Financial Highlights

Class A	For the Six Months Ended June 30, 2014 (Unaudited)	For the Period December 11, 2013[1] through December 31, 2013
Per Share Operating Performance:
Net asset value, beginning of period	$10.11	$10.00
Net investment income[2]	0.08	0.04
Net realized and unrealized gain on investment transactions	1.72	0.12
Net increase in net asset value resulting from operations	1.80	0.16
Distributions from net investment income	(0.09)	(0.05)
Net asset value, end of period	$11.82	$10.11
Total Investment Return†	17.87% [3]	1.62% [3]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$ 1	$ 1
Gross operating expenses	2.47% [5]	3.82% [4,5]
Net expenses, including fee waivers and reimbursement	1.20% [5]	0.80% [4,5]
Net investment income	1.48% [5]	8.17% [4,5]
Net investment income, excluding the effect of fee waivers and reimbursement	0.21% [5]	5.15% [4,5]
Portfolio turnover rate	37% [3]	4% [3]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized.
[4]	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 4.16% and 1.20%, respectively.
[5]	Annualized.

Class C	For the Six Months Ended June 30, 2014 (Unaudited)	For the Period December 11, 2013[1] through December 31, 2013
Per Share Operating Performance:
Net asset value, beginning of period	$10.11	$10.00
Net investment income[2]	0.07	0.04
Net realized and unrealized gain on investment transactions	1.70	0.12
Net increase in net asset value resulting from operations	1.77	0.16
Distributions from net investment income	(0.06)	(0.05)
Net asset value, end of period	$11.82	$10.11
Total Investment Return†	17.51% [3]	1.58% [3]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$ 1	$ 1
Gross operating expenses	3.22% [5]	4.54% [4,5]
Net expenses, including fee waivers and reimbursement	1.95% [5]	1.52% [4,5]
Net investment income	1.28% [5]	7.45% [4,5]
Net investment income, excluding the effect of fee waivers and reimbursement	0.01% [5]	4.43% [4,5]
Portfolio turnover rate	37% [3]	4% [3]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized.
[4]	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 4.89% and 1.95%, respectively.
[5]	Annualized.

See Notes to Financial Statements.
2014 Semi-Annual Report27

Brookfield U.S. Listed Real Estate Fund
Financial Highlights

Class Y	For the Six Months Ended June 30, 2014 (Unaudited)	For the Period December 11, 2013[1] through December 31, 2013
Per Share Operating Performance:
Net asset value, beginning of period	$10.11	$10.00
Net investment income[2]	0.09	0.04
Net realized and unrealized gain on investment transactions	1.73	0.12
Net increase in net asset value resulting from operations	1.82	0.16
Distributions from net investment income	(0.11)	(0.05)
Net asset value, end of period	$11.82	$10.11
Total Investment Return†	18.06% [3]	1.64% [3]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$ 1	$ 1
Gross operating expenses	2.22% [5]	3.46% [4,5]
Net expenses, including fee waivers and reimbursement	0.95% [5]	0.44% [4,5]
Net investment income	1.61% [5]	8.54% [4,5]
Net investment income, excluding the effect of fee waivers and reimbursement	0.34% [5]	5.52% [4,5]
Portfolio turnover rate	37% [3]	4% [3]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized.
[4]	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 3.80% and 0.95%, respectively.
[5]	Annualized.

Class I	For the Six Months Ended June 30, 2014 (Unaudited)	For the Period December 11, 2013[1] through December 31, 2013
Per Share Operating Performance:
Net asset value, beginning of period	$ 10.11	$ 10.00
Net investment income[2]	0.09	0.04
Net realized and unrealized gain on investment transactions	1.73	0.12
Net increase in net asset value resulting from operations	1.82	0.16
Distributions from net investment income	(0.11)	(0.05)
Net asset value, end of period	$ 11.82	$ 10.11
Total Investment Return†	18.06% [3]	1.64% [3]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$29,993	$25,408
Gross operating expenses	2.22% [5]	3.59% [4,5]
Net expenses, including fee waivers and reimbursement	0.95% [5]	0.61% [4,5]
Net investment income	1.69% [5]	7.58% [4,5]
Net investment income, excluding the effect of fee waivers and reimbursement	0.42% [5]	4.60% [4,5]
Portfolio turnover rate	37% [3]	4% [3]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized.
[4]	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 3.93% and 0.95%, respectively.
[5]	Annualized.

See Notes to Financial Statements.
28Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2014

1.Organization
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of three series of underlying portfolios including the Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), the Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), and the Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”) (each, a “Fund,” and collectively, the “Funds”). The Infrastructure Fund and Global Real Estate Fund are each a diversified open-end management investment company and the U.S. Real Estate Fund is a non-diversified open-end management investment company.
Each Fund currently has four classes of shares: Class A, Class C, Class Y and Class I shares. Each share represents an interest in the same portfolio of assets and have identical voting, dividend, liquidation and other rights. The assets of all classes within each Fund have the same rights and are identical in all material respects except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund.
Brookfield Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as investment adviser to the Funds.
The investment objective of each Fund is to seek total return through growth of capital and current income. Each Funds' investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve it's investment objective.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Valuation of Investments: Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser's Valuation Committee using procedures adopted by and under the supervision of the Fund's Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.
Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a
2014 Semi-Annual Report29

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund’s Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. As of June 30, 2014, there were no Fund securities that were fair valued by the Adviser’s Valuation Committee.
The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 -	quoted prices in active markets for identical assets or liabilities
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
30Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
Infrastructure Fund
The following table summarizes the Infrastructure Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 13,015,678	$ —	$ 13,015,678
Brazil	13,921,904	—	—	13,921,904
Canada	48,114,788	—	—	48,114,788
China	—	25,970,626	—	25,970,626
France	—	20,358,593	—	20,358,593
Hong Kong	—	5,314,927	—	5,314,927
Italy	—	27,476,898	—	27,476,898
Japan	—	8,945,966	—	8,945,966
Mexico	1,997,919	—	—	1,997,919
Spain	—	18,243,148	—	18,243,148
Switzerland	—	8,592,888	—	8,592,888
United Kingdom	—	16,545,912	—	16,545,912
United States	230,338,372	—	—	230,338,372
Total	$ 294,372,983	$ 144,464,636	$ —	$ 438,837,619
For further information regarding security characteristics, see the Schedule of Investments.
Level 2 securities are fair valued as a result of foreign market movements following the close of local trading. During the six months ended June 30, 2014, transfers from Level 1 to Level 2 were $8,668,032 due to these market movements. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
During the six months ended June 30, 2014, the Infrastructure Fund did not invest in any level 3 securities.
2014 Semi-Annual Report31

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

Global Real Estate Fund
The following table summarizes the Global Real Estate Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ 13,760,928	$ 4,047,002	$ —	$ 17,807,930
Austria	—	1,150,044	—	1,150,044
Brazil	1,113,971	—	—	1,113,971
France	962,051	2,124,376	—	3,086,427
Germany	2,030,180	3,434,820	—	5,465,000
Hong Kong	—	9,848,031	—	9,848,031
Japan	—	5,434,598	—	5,434,598
New Zealand	—	977,454	—	977,454
Norway	1,611,441	—	—	1,611,441
Russia	2,434,249	2,434,249
Singapore	2,883,197	2,883,197
United Kingdom	—	3,211,038	—	3,211,038
United States	47,577,088	—	—	47,577,088
Total Common Stocks	$ 69,489,908	$ 33,110,560	—	$ 102,600,468
Warrants:
Hong Kong	$ 40,047	$ —	$ —	$ 40,047
Total	$ 69,529,955	$ 33,110,560	$ —	$ 102,640,515
For further information regarding security characteristics, see the Schedule of Investments.
Level 2 securities are fair valued as a result of foreign market movements following the close of local trading. During the six months ended June 30, 2014, transfers from Level 1 to Level 2 were $3,548,220 due to these market movements. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
During the six months ended June 30, 2014, the Global Real Estate Fund did not invest in any Level 3 securities.
U.S. Real Estate Fund
The following table summarizes the U.S. Real Estate Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$ 29,581,527	$ —	$ —	$ 29,581,527
Total	$ 29,581,527	$ —	$ —	$ 29,581,527
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2014, there were no transfers between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
During the six months ended June 30, 2014, the U.S. Real Estate Fund did not invest in any level 3 securities.
32Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. The Funds do not isolate the portion of unrealized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2014, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of June 30, 2014, open taxable periods consisted of the taxable years ended December 31, 2011 through December 31, 2013 for the Infrastructure Fund and Global Real Estate Fund and for the period December 11, 2013 (commencement of operations) through December 31, 2013 for the U.S. Real Estate Fund. No examination of the Funds’ tax returns is currently in progress.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets.
Distributions: Each Fund declares and pays dividends quarterly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided after a payment is made from any source other than net investment income.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be
2014 Semi-Annual Report33

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
3.Investment Advisory Agreements and Related Party Transactions
The Adviser currently serves as the investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Pursuant to operating expenses limitation agreements (the “Expense Limitation Agreements”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented below, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business). The Expense Limitation Agreements will continue until at least May 1, 2015 and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, the Adviser retains its right to receive reimbursement of any payments made by it, or to recoup any fees waived by it during the prior three years, provided that after giving effect to such repayment or recoupment, such adjusted total annual operating expenses (expressed as a percentage of average net assets) for each Fund would not exceed the percentage limitations listed below.
The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:
Annual Cap on expenses	Annual Advisory Fee Rate	Annual Expense Cap from July 1, 2012	Annual Expense Cap through June 30, 2012
Infrastructure Fund
Class A	0.85%	1.35%	1.60%
Class C	0.85%	2.10%	2.35%
Class Y	0.85%	1.10%	1.35%
Class I	0.85%	1.10%	1.35%
Global Real Estate Fund
Class A	0.75%	1.20%	1.50%
Class C	0.75%	1.95%	2.25%
Class Y	0.75%	0.95%	1.25%
Class I	0.75%	0.95%	1.25%
U.S. Real Estate Fund
Class A	0.75%	1.20%*	N/A
Class C	0.75%	1.95%*	N/A
Class Y	0.75%	0.95%*	N/A
Class I	0.75%	0.95%*	N/A

* Annual Expense Cap was effective December 11, 2013 (commencement of operations).
34Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped are listed in the table below:
Fund	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2017
Infrastructure Fund	$ 86,563	$380,615	$435,670	$164,271
Global Real Estate Fund	104,122	336,765	369,168	162,088
U.S. Real Estate Fund	—	—	41,257	173,284
For the six months ended June 30, 2014, the Adviser did not recoup any expenses.
During the six months ended June 30, 2014, the Adviser earned the following in investment advisory fees under the Advisory Agreements. Further, under the Expense Limitation Agreements, the Adviser was required to waive its investment advisory fees and/or reimburse the following costs to the Funds:
Fund	Investment Advisory Fees	Waiver and/or Expense Reimbursement
Infrastructure Fund	$1,765,925	$164,271
Global Real Estate Fund	530,781	162,088
U.S. Real Estate Fund	103,017	173,284
Each Fund has entered into separate Administration Agreements with the Adviser. The Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC. The Adviser and the sub-administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. For its services under the Administration Agreements, the Adviser receives from each Fund, respectively, an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears.
During the six months ended June 30, 2014, the Adviser earned the following in Administration fees:
Fund	Administration Fees
Infrastructure Fund	$311,634
Global Real Estate Fund	106,156
U.S. Real Estate Fund	20,603
Certain officers and/or Trustees of the Trust are officers and/or directors of the Adviser.
4.Purchases and Sales of Investments
Purchases and sales of investments, excluding U.S. Government securities, for the six months ended June 30, 2014 were as follows:
Fund	Purchases	Sales
Infrastructure Fund	$184,860,658	$179,345,150
Global Real Estate Fund	75,454,598	101,519,075
U.S. Real Estate Fund	10,432,978	10,116,899
5.Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust
2014 Semi-Annual Report35

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each series offers four classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares, “Class Y” Shares, and “Class I” Shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
	Infrastructure Fund
	2014		2013
Class A	Shares	Amount	Shares	Amount
Proceeds from shares sold	2,473,406	$ 35,974,230	6,941,185	$ 88,870,491
Reinvestment of distributions	66,533	1,008,541	122,407	1,610,457
Cost of shares redeemed	(1,371,009)	(19,694,667)	(985,809)	(12,871,007)
Redemption fees	—	10,691	—	20,738
Net Increase — Class A	1,168,930	$ 17,298,795	6,077,783	$ 77,630,679

	Infrastructure Fund
	2014		2013
Class C	Shares	Amount	Shares	Amount
Proceeds from shares sold	675,765	$ 9,973,854	1,069,393	$13,615,850
Reinvestment of distributions	6,478	97,593	12,080	159,183
Cost of shares redeemed	(88,547)	(1,309,255)	(38,467)	(504,709)
Redemption fees	—	100	—	596
Net Increase — Class C	593,696	$ 8,762,292	1,043,006	13,270,920

	Infrastructure Fund
	2014		2013
Class Y	Shares	Amount	Shares	Amount
Proceeds from shares sold	4,003,574	$59,186,795	4,409,818	$ 56,807,091
Reinvestment of distributions	63,067	961,997	87,999	1,155,818
Cost of shares redeemed	(648,785)	(9,454,643)	(786,599)	(10,386,243)
Redemption fees	—	9,361	—	2,639
Net Increase — Class Y	3,417,856	$50,703,510	3,711,218	$ 47,579,305

	Infrastructure Fund
	2014		2013
Class I	Shares	Amount	Shares	Amount
Proceeds from shares sold	1,608,363	$ 23,560,863	9,690,755	$121,316,138
Reinvestment of distributions	114,235	1,720,402	319,389	4,173,791
Cost of shares redeemed	(5,951,871)	(91,525,335)	(3,876,351)	(47,899,085)
Redemption fees	—	—	—	2,639
Net Increase (Decrease) — Class I	(4,229,273)	$(66,244,070)	6,133,793	$ 77,593,483

36Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

	Global Real Estate Fund
	2014		2013
Class A	Shares	Amount	Shares	Amount
Proceeds from shares sold	372,399	$ 4,807,648	422,265	$5,238,830
Reinvestment of distributions	3,101	40,109	16,226	193,549
Cost of shares redeemed	(96,209)	(1,224,071)	(74,647)	(923,703)
Redemption fees	—	1,661	—	611
Net Increase — Class A	279,291	$ 3,625,347	363,844	$4,509,287

	Global Real Estate Fund
	2014		2013
Class C	Shares	Amount	Shares	Amount
Proceeds from shares sold	125,153	$1,579,807	64,192	$801,834
Reinvestment of distributions	523	6,787	2,928	34,794
Cost of shares redeemed	(4,919)	(62,256)	(2,244)	(29,583)
Redemption fees	—	—	—	—
Net Increase — Class C	120,757	$1,524,338	64,876	$807,045

	Global Real Estate Fund
	2014		2013
Class Y	Shares	Amount	Shares	Amount
Proceeds from shares sold	978,844	$12,281,776	3,670,381	$45,001,209
Reinvestment of distributions	44,758	580,006	172,456	2,057,373
Cost of shares redeemed	(246,338)	(3,114,778)	(245,430)	(3,013,058)
Redemption fees	—	4,233	—	590
Net Increase — Class Y	777,264	$ 9,751,237	3,597,407	$44,046,114

	Global Real Estate Fund
	2014		2013
Class I	Shares	Amount	Shares	Amount
Proceeds from shares sold	266,507	$ 3,461,021	5,555,495	$ 69,688,972
Reinvestment of distributions	38,831	490,564	344,270	4,122,823
Cost of shares redeemed	(4,298,025)	(57,491,035)	(2,338,489)	(29,252,944)
Redemption fees	—	—	—	6,012
Net Increase (Decrease) — Class I	(3,992,687)	$(53,539,450)	3,561,276	$ 44,564,863

	U.S. Real Estate Fund
	2014		2013 [1]
Class A	Shares	Amount	Shares	Amount
Proceeds from shares sold	—	$—	100	$1,000
Reinvestment of distributions	0 [2]	9	1	5
Cost of shares redeemed	—	—	—	—
Redemption fees	—	—	—	—
Net Increase — Class A	0 [2]	$ 9	101	$1,005

2014 Semi-Annual Report37

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

	U.S. Real Estate Fund
	2014		2013 [1]
Class C	Shares	Amount	Shares	Amount
Proceeds from shares sold	—	$—	100	$1,000
Reinvestment of distributions	1	6	0 [2]	5
Cost of shares redeemed	—	—	—	—
Redemption fees	—	—	—	—
Net Increase — Class C	1	$ 6	100	$1,005

	U.S. Real Estate Fund
	2014		2013 [1]
Class Y	Shares	Amount	Shares	Amount
Proceeds from shares sold	—	$ —	100	$1,000
Reinvestment of distributions	1	11	1	5
Cost of shares redeemed	—	—	—	—
Redemption fees	—	—	—	—
Net Increase — Class Y	1	$11	101	$1,005

	U.S. Real Estate Fund
	2014		2013 [1]
Class I	Shares	Amount	Shares	Amount
Proceeds from shares sold	—	$ —	2,500,100	$25,001,000
Reinvestment of distributions	24,581	277,205	13,471	136,870
Cost of shares redeemed	—	—	—	—
Redemption fees	—	—	—	—
Net Increase — Class I	24,581	$277,205	2,513,571	$25,137,870

[1]	Commencement of operations was December 11, 2013.
[2]	Rounds to less than 1 share.
38Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

6.Federal Income Tax Information
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The tax character of distributions for the six months ended June 30, 2014 is expected to be ordinary income but will be determined at the end of each Fund's current year.
The tax character of distributions paid for the year ended December 31, 2013 were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund*
Ordinary income (including any short-term capital gains)	$7,453,056	$5,730,008	$136,885 #
Long-term capital gains	311,468	894,227	—
Total distributions	$7,764,524	$6,624,235	$ 136,885

* From the commencement of operations on December 11, 2013.
# A portion of this amount ($22,859) relates to a return of capital.
A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of each Funds’ distributions for each calendar year is reported on IRS Form 1099-DIV.
At December 31, 2013, each Fund's most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund*
Post-October Loss	$ —	$ (362,883)	$ —
Undistributed net investment income	1,380,218	22,136	—
Undistributed Long-term capital gains	2,264,881	—	—
Other accumulated losses	—	(32,815)	(549)
Book basis unrealized appreciation (depreciation)	47,501,210	(991,503)	294,016
Plus: Cumulative timing difference	—	—	—
Tax basis unrealized appreciation (appreciation) on investments	47,501,210	(991,503)	294,016
Total tax basis net accumulated gains (losses)	$51,146,309	$(1,365,065)	$293,467

* From the commencement of operations on December 11, 2013.
As of December 31, 2013, the Funds had no capital loss carryforwards.
Federal Income Tax Basis: The Federal income tax basis of each Fund's investments, not including foreign currency translation, at June 30, 2014 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Infrastructure Fund	$350,373,078	$90,425,228	$(1,960,687)	$88,464,541
Global Real Estate Fund	91,198,925	13,753,615	(2,312,025)	11,441,590
U.S. Real Estate Fund	26,075,980	3,543,004	(37,457)	3,505,547
Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net
2014 Semi-Annual Report39

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.
At December 31, 2013, the Funds' most recently completed tax year-end, each Fund's components of net assets were increased or (decreased) by the amounts shown in the table below:
	Paid-in capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Infrastructure Fund	$ 8,466	$1,073,621	$(1,082,087)
Global Real Estate Fund	—	395,219	(395,219)
U.S. Real Estate Fund	(22,859)	36,814	(13,955)
7.Indemnification
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
8.New Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures. Since inception, the Funds' have not entered into repurchase agreements.
9.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events in the preparation of the Funds' financial statements and has determined that herein, there are no events that require recognition or disclosure in the financial statements.
40Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Proxy Results  (Unaudited)
June 30, 2014

The shareholders of the Brookfield Investment Funds voted on the following prosposals at a shareholder meeting on August 27, 2014. The description of the proposal and number of shares voted are as follows:
		Shares Voted For	Shares Voted Against	Shares Voted Abstain
1	To elect to the Funds' Board of Trustees Heather S. Goldman	26,425,717	366,076	—
2	To elect to the Funds' Board of Trustees Edward A. Kuczmarski	26,632,724	159,069	—
3	To elect to the Funds' Board of Trustees Stuart A. McFarland	26,633,363	158,430	—
4	To elect to the Funds' Board of Trustees Louis P. Salvatore	26,633,363	158,430	—
5	To elect to the Funds' Board of Trustees Jonathan C. Tyras	26,633,363	158,430	—
2014 Semi-Annual Report41

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement  (Unaudited)
June 30, 2014

At a meeting held on May 20, 2014, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the investment advisory agreements (the "Advisory Agreements") between Brookfield Investment Management Inc. (the "Adviser") and the Funds. In approving the Advisory Agreements, the Board, including a majority of the Independent Trustees, determined that the fee structures were fair and reasonable and that approval of the Advisory Agreements was in the best interests of each Fund and its shareholders. The Board of Trustees considered a wide range of information, including information regularly received from the Adviser at the quarterly Board meetings. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.
NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through board meetings, conversations and reports. The Board noted that the Adviser is responsible for managing the Funds' investment programs, the general operations and the day-to-day management of the Funds and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Adviser and its affiliates are satisfactory. The Board's conclusion was based, in part, upon services provided to the Funds such as quarterly reports provided by the Adviser: 1) comparing the performance of each Fund with a peer group, 2) showing that the investment policies and restrictions for each Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Adviser's and the Funds' codes of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Adviser as an investment adviser and the experience of the team of portfolio managers that manages the Funds and its current experience in acting as an investment adviser to other investment funds and institutional clients.
INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given to presentations that compared each of the Brookfield Global Listed Infrastructure Fund’s and the Brookfield Global Listed Real Estate Fund’s performance with its peer universe and its Morningstar category peers for the 1 year and year-to-date periods ending April 30, 2014. The Board noted that the Brookfield Global Listed Infrastructure Fund performed above the median of its Morningstar category peers for the 1 year period and below the median for the year-to-date period, while it performed below the median of its peer universe for the 1 year period and above the median for the year-to-date period. The Brookfield Global Listed Real Estate Fund performed above the median of both its Morningstar category peers and its peer universe for the 1 year and year-to-date periods. Because the Brookfield U.S. Listed Real Estate Fund had only been in operation since December 11, 2013, its performance was compared with its peer universe and its Morningstar category peers for the year-to-date period ending April 30, 2014. The Board noted that the Brookfield U.S. Listed Real Estate Fund performed below the median of both its Morningstar category peers and its peer universe for the year-to-date period. Based on the Adviser’s discussion of the current markets and its positioning of each Fund’s portfolio, the Board concluded that each Fund's performance was satisfactory.
PROFITABILITY. The Board also considered the level of profits expected to be realized by the Adviser and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Adviser for its management of the Brookfield fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Funds. The Board further noted that the methodology followed in allocating costs to the Funds appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that the Adviser agreed to extend its contractual expense waiver for the Funds, in order to limit the Funds’ net operating expenses. The Board concluded that the expected profitability to the Adviser from the Funds was reasonable.
42Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement  (Unaudited) (continued)
June 30, 2014

MANAGEMENT FEES AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of each Fund’s expenses. The Board compared the advisory fees and total expense ratios of each of the Funds with various comparative data that it had been provided, including applicable expense waivers by the Adviser. The Board noted that the Brookfield Global Listed Infrastructure Fund’s total expenses after the expense waiver were below the median of its peer universe and total advisory and administrative fee were higher than the median, while total expenses after the expense waiver and total advisory and administrative fee were at the median of its Morningstar category peers. The Board noted that the Brookfield Global Listed Real Estate Fund’s total expenses after the expense waiver and total advisory and administrative fee were lower than the median of both its Morningstar category peers and its peer universe. The Board noted that the Brookfield U.S. Listed Real Estate Fund’s total expenses after the expense waiver were below the median and total advisory and administrative fee were above the median of both its Morningstar category peers and its peer universe. The Board also noted that the fees and expenses payable by the Funds were comparable to those payable by other client accounts managed by the Adviser and concluded that each Fund's management fees and total expenses were reasonable.
ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Funds grow. The Board noted that shareholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over the fixed expenses of the Funds, while the Funds’ expense limitation agreement with the Adviser served to limit the Funds’ expenses until the Funds had the opportunity to grow their assets.
In considering the approval of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Independent Trustees, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreements; performance of the Funds is satisfactory; and the proposed Advisory fees are fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser.
After carefully reviewing all of these factors, the Board, including the Independent Trustees, approved the continuation of the Advisory Agreements.
2014 Semi-Annual Report43

BROOKFIELD INVESTMENT FUNDS
Joint Notice of Privacy Policy  (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
44Brookfield Investment Management Inc.

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Corporate Information

Investment Adviser and Administrator
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfieldim.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: funds@brookfield.com
Transfer Agent
Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Funds’ transfer agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-244-4859
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1700 Market Street
Philadelphia, Pennsylvania 19103
Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022
Custodian
U.S. Bank National Association
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Trustees of the Funds
Louis P. Salvatore	Audit Committee Chairman
Edward A. Kuczmarski	Chairman
Stuart A. McFarland	Trustee
Heather S. Goldman	Trustee (Interested)
Jonathan C. Tyras	Trustee (Interested)

Officers of the Funds
Brian F. Hurley	President
Angela W. Ghantous	Treasurer
Alexis I. Rieger	Secretary
Seth A. Gelman	Chief Compliance Officer
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at www.sec.gov. In addition, the Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may obtain a description of the Funds' proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC's website at www.sec.gov.

Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfieldim.com

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

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Item 11.	Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)         As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)     Not applicable .

(2)   A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3)   None.

(b)         A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date:	September 5, 2014

By:	/s/ Angela W. Ghantous
Angela W. Ghantous Treasurer and Principal Financial Officer

Date:	September 5, 2014

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